Investments - Revenue Recognized from Investment Portfolio (Parenthetical) (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Modified [Line Items]
Property tax tenant reimbursement revenue	$ 252,000	$ 3,300,000	$ 4,100,000	$ 4,500,000
Variable lease revenue	$ 24,000	$ 1,000,000	$ 1,100,000	$ 1,300,000